Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 175,292	$ 25,415	¥ 240,947
Accounts receivable, net	316,657	45,911	206,307
Prepaid expenses and other current assets	115,170	16,699	165,409
Amounts due from related parties	1,115	162	1,059
Investment in marketable security	40,548	5,879	38,789
Total current assets	648,782	94,066	652,511
Property and equipment, net	2,735	397	1,674
Intangible assets, net	419,055	60,757	235,870
Goodwill	172,781	25,051	92,069
Long term investment	234,176	33,952	101,727
Long term deposits and other assets	953	138	1,152
Right-of-use assets	19,209	2,785
Deferred tax assets	4,337	629	4,352
Total non-current assets	853,246	123,709	436,844
TOTAL ASSETS	1,502,028	217,775	1,089,355
Current liabilities
Bank loan	5,000	725
Accounts payable	116,251	16,855	85,801
Accrued salary and employee benefits	12,428	1,802	24,533
Accrued expenses and other current liabilities	13,264	1,923	16,181
Current portion of contingent consideration – earn-out liability	4,336	629	10,638
Warrant liabilities	166	24	10,324
Income tax payable	13,531	1,962	8,282
Lease liabilities-current	7,174	1,040
Deferred revenue	93,383	13,539	65,405
Total current liabilities	265,533	38,499	221,164
Non-current liabilities
Deferred tax liabilities	61,236	8,878	58,746
Lease liabilities-non-current	12,773	1,852
Total non-current liabilities	74,009	10,730	58,746
TOTAL LIABILITIES	339,542	49,229	279,910
Commitments and contingencies Shareholders’ equity*
Ordinary share, no par value, unlimited Class A ordinary shares and 6Class B ordinary shares authorized, 28,219,583 Class A ordinary shares and 2,625,058 Class B ordinary shares issued and outstanding as of December 31, 2021, respectively. 36,684,668 Class A ordinary shares and 2,925,058 Class B ordinary shares issued and outstanding as of December 31, 2022, respectively
Class A ordinary shares	396,880	57,542	140,196
Class B ordinary shares	23,896	3,465	13,041
Shares to be issued	33,923	4,918	128,119
Treasury stocks	(16,482)	(2,390)
Statutory reserves	39,208	5,685	31,775
Retained earnings	665,099	96,430	479,199
Accumulated other comprehensive income	18,070	2,622	17,115
Total shareholders’ equity	1,160,594	168,272	809,445
Noncontrolling interest	1,892	274
Total equity	1,162,486	168,546	809,445
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	¥ 1,502,028	$ 217,775	¥ 1,089,355